UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-4283

                                 SEI INDEX FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2006

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS



Schedule of Investments (Unaudited)


S & P 500 Index Fund
December 31, 2005


-------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
-------------------------------------------------------------------------------

COMMON STOCK  -- 98.7%
CONSUMER DISCRETIONARY -- 10.7%
  Amazon.Com*                                                58,000  $    2,735
  Apollo Group, Cl A*                                        27,703       1,675
  Autonation (D)*                                            34,120         741
  Autozone (D)*                                              10,494         963
  Bed Bath & Beyond*                                         55,933       2,022
  Best Buy                                                   77,441       3,367
  Big Lots (D)*                                              21,513         258
  Black & Decker                                             14,809       1,288
  Brunswick*                                                 18,415         749
  Carnival (D)                                               82,084       4,389
  CCE Spinco                                                 12,833         168
  Centex                                                     24,244       1,733
  Circuit City Stores                                        29,654         670
  Clear Channel Communications                              102,663       3,229
  Coach*                                                     71,910       2,397
  Comcast, Cl A (D)*                                        411,296      10,677
  Cooper Tire & Rubber                                       11,178         171
  Dana (D)                                                   27,398         197
  Darden Restaurants                                         25,413         988
  Dillard's, Cl A                                            11,805         293
  Dollar General (D)                                         60,690       1,157
  Dow Jones                                                  11,163         396
  DR Horton                                                  51,449       1,838
  E.W. Scripps, Cl A                                         16,100         773
  Eastman Kodak (D)                                          54,310       1,271
  eBay*                                                     216,932       9,382
  Family Dollar Stores (D)                                   29,322         727
  Federated Department Stores (D)                            51,682       3,428
  Ford Motor (D)                                            350,409       2,705
  Fortune Brands                                             27,619       2,155
  Gannett (D)                                                45,447       2,753
  Gap                                                       109,631       1,934
  General Motors (D)                                        106,948       2,077
  Genuine Parts                                              32,936       1,447
  Goodyear Tire & Rubber (D)*                                33,293         579
  H&R Block                                                  61,404       1,507
  Harley-Davidson (D)                                        51,908       2,673
  Harrah's Entertainment                                     34,687       2,473
  Hasbro (D)                                                 33,891         684
  Hilton Hotels (D)                                          61,987       1,494
  Home Depot (D)                                            402,364      16,288
  International Game Technology                              64,456       1,984
  Interpublic Group (D)                                      79,983         772
  J.C. Penney                                                44,080       2,451
  Johnson Controls                                           36,419       2,655
  Jones Apparel Group                                        22,390         688
  KB Home                                                    14,655       1,065
  Knight Ridder (D)                                          13,077         828
  Kohl's*                                                    65,147       3,166
  Leggett & Platt                                            35,654         819
  Lennar, Cl A                                               26,007       1,587
  Limited Brands                                             66,027       1,476
  Liz Claiborne                                              20,323         728
  Lowe's                                                    148,118       9,874
  Marriott International, Cl A (D)                           31,270       2,094
  Mattel (D)                                                 76,318       1,207
  Maytag (D)                                                 15,143         285
  McDonald's                                                238,870       8,055
  McGraw-Hill                                                70,721       3,651
  Meredith                                                    7,963         417
  New York Times, Cl A (D)                                   27,492         727
  Newell Rubbermaid                                          52,047       1,238
  News, Cl A                                                460,933       7,167
  Nike, Cl B                                                 36,147       3,137


-------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
-------------------------------------------------------------------------------
  Nordstrom                                                  41,902  $    1,567
  Office Depot (D)*                                          58,520       1,838
  OfficeMax                                                  13,393         340
  Omnicom Group (D)                                          34,402       2,929
  Pulte Homes (D)                                            40,555       1,596
  RadioShack                                                 25,425         535
  Reebok International                                        9,967         580
  Sears Holdings (D)*                                        18,865       2,179
  Sherwin-Williams                                           21,516         977
  Snap-On                                                    10,953         411
  Stanley Works                                              13,779         662
  Staples                                                   139,014       3,157
  Starbucks*                                                145,358       4,362
  Starwood Hotels & Resorts Worldwide                        41,135       2,627
  Target                                                    166,519       9,154
  Tiffany                                                    26,973       1,033
  Time Warner                                               883,214      15,403
  TJX (D)                                                    88,067       2,046
  Tribune (D)                                                50,105       1,516
  Univision Communications, Cl A (D)*                        42,367       1,245
  VF                                                         16,914         936
  Viacom, Cl B*                                             293,603       9,571
  Walt Disney (D)*                                          365,027       8,750
  Wendy's International (D)                                  21,808       1,205
  Whirlpool (D)                                              12,594       1,055
  Yum! Brands                                                53,935       2,528
                                                                     ----------
                                                                        230,724
                                                                     ----------
CONSUMER STAPLES -- 9.4%
  Alberto-Culver                                             14,305         654
  Albertson's                                                69,633       1,487
  Altria Group (D)                                          394,456      29,474
  Anheuser-Busch (D)                                        146,874       6,310
  Archer-Daniels-Midland                                    123,066       3,035
  Avon Products                                              87,051       2,485
  Brown-Forman, Cl B                                         15,676       1,087
  Campbell Soup                                              34,975       1,041
  Clorox (D)                                                 28,742       1,635
  Coca-Cola                                                 392,096      15,805
  Coca-Cola Enterprises (D)                                  57,017       1,093
  Colgate-Palmolive                                          98,193       5,386
  ConAgra Foods (D)                                          97,952       1,986
  Constellation Brands, Cl A*                                37,100         973
  Costco Wholesale (D)                                       89,418       4,424
  CVS                                                       153,783       4,063
  General Mills (D)                                          67,491       3,329
  Hershey                                                    34,712       1,918
  HJ Heinz                                                   63,349       2,136
  Kellogg                                                    48,467       2,095
  Kimberly-Clark                                             88,799       5,297
  Kroger*                                                   136,959       2,586
  McCormick                                                  25,361         784
  Molson Coors Brewing, Cl B                                 10,823         725
  Pepsi Bottling Group                                       26,236         751
  PepsiCo                                                   314,267      18,567
  Procter & Gamble (D)                                      634,876      36,747
  Reynolds American (D)                                      16,120       1,537
  Safeway (D)                                                84,846       2,007
  Sara Lee (D)                                              144,287       2,727
  Supervalu                                                  25,652         833
  Sysco (D)                                                 117,820       3,658
  Tyson Foods, Cl A                                          47,490         812
  UST (D)                                                    31,040       1,267
  Wal-Mart Stores                                           473,211      22,146
  Walgreen                                                  191,744       8,487
  Whole Foods Market                                         25,900       2,004


-------------------------------------------------------------------------------
                         SEI Index Funds / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)


S & P 500 Index Fund
December 31, 2005


-------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
-------------------------------------------------------------------------------
  WM Wrigley Jr                                              34,008  $    2,261
                                                                     ----------
                                                                        203,612
                                                                     ----------
ENERGY -- 9.2%
  Amerada Hess (D)                                           15,125       1,918
  Anadarko Petroleum                                         44,890       4,253
  Apache                                                     62,200       4,262
  Baker Hughes (D)                                           64,434       3,916
  BJ Services (D)                                            60,956       2,235
  Burlington Resources                                       71,614       6,173
  Chevron                                                   425,197      24,139
  ConocoPhillips                                            262,803      15,290
  Devon Energy                                               84,413       5,279
  El Paso (D)                                               124,694       1,516
  EOG Resources (D)                                          45,744       3,356
  Exxon Mobil                                             1,178,636      66,204
  Halliburton (D)                                            97,291       6,028
  Kerr-McGee (D)                                             21,828       1,983
  Kinder Morgan (D)                                          19,949       1,834
  Marathon Oil                                               69,228       4,221
  Murphy Oil (D)                                             31,063       1,677
  Nabors Industries (D)*                                     29,739       2,253
  National Oilwell Varco*                                    32,834       2,059
  Noble (D)                                                  25,871       1,825
  Occidental Petroleum                                       76,152       6,083
  Rowan (D)*                                                 20,597         734
  Schlumberger                                              111,581      10,840
  Sunoco                                                     25,857       2,027
  Transocean (D)*                                            62,478       4,354
  Valero Energy                                             117,008       6,038
  Weatherford International*                                 65,954       2,388
  Williams (D)                                              108,165       2,506
  XTO Energy                                                 68,335       3,003
                                                                     ----------
                                                                        198,394
                                                                     ----------
FINANCIALS -- 21.0%
  ACE                                                        61,085       3,264
  Aflac (D)                                                  94,908       4,406
  Allstate                                                  123,259       6,665
  AMBAC Financial Group                                      20,214       1,558
  American Express (D)                                      235,215      12,104
  American International Group                              491,671      33,547
  Ameriprise Financial                                       46,984       1,926
  AmSouth Bancorp (D)                                        66,265       1,737
  AON                                                        60,229       2,165
  Apartment Investment &
  Management, Cl A+ (D)                                      18,062         684
  Archstone-Smith Trust+                                     40,068       1,678
  Bank of America                                           752,179      34,713
  Bank of New York                                          145,935       4,648
  BB&T (D)                                                  102,697       4,304
  Bear Stearns                                               21,298       2,461
  Capital One Financial (D)                                  56,833       4,910
  Charles Schwab                                            196,527       2,883
  Chubb                                                      37,878       3,699
  Cincinnati Financial                                       33,079       1,478
  CIT Group                                                  38,108       1,973
  Citigroup                                                 958,246      46,504
  Comerica                                                   31,683       1,798
  Compass Bancshares                                         23,483       1,134
  Countrywide Financial (D)                                 113,071       3,866
  E*Trade Financial*                                         76,939       1,605
  Equity Office Properties Trust+                            77,673       2,356
  Equity Residential+                                        54,340       2,126
  Fannie Mae                                                183,881       8,975
  Federated Investors, Cl B (D)                              16,045         594


-------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
-------------------------------------------------------------------------------
  Fifth Third Bancorp                                       105,211  $    3,969
  First Horizon National (D)                                 23,615         908
  Franklin Resources                                         28,115       2,643
  Freddie Mac                                               131,259       8,578
  Genworth Financial, Cl A                                   71,200       2,462
  Golden West Financial (D)                                  48,371       3,192
  Goldman Sachs Group (D)                                    85,562      10,927
  Hartford Financial Services Group (D)                      56,686       4,869
  Huntington Bancshares                                      43,675       1,037
  Janus Capital Group                                        42,177         786
  Jefferson-Pilot                                            25,526       1,453
  JPMorgan Chase                                            662,772      26,305
  Keycorp                                                    77,383       2,548
  Lehman Brothers Holdings (D)                               50,853       6,518
  Lincoln National                                           32,602       1,729
  Loews                                                      25,591       2,427
  M&T Bank                                                   15,261       1,664
  Marsh & McLennan (D)                                      103,350       3,282
  Marshall & Ilsley (D)                                      39,170       1,686
  MBIA (D)                                                   25,327       1,524
  MBNA                                                      257,918       7,002
  Mellon Financial                                           79,102       2,709
  Merrill Lynch                                             174,047      11,788
  Metlife*                                                  143,405       7,027
  MGIC Investment                                            17,595       1,158
  Moody's (D)                                                47,008       2,887
  Morgan Stanley                                            204,161      11,584
  National City (D)                                         104,748       3,516
  North Fork Bancorporation                                  90,489       2,476
  Northern Trust                                             35,105       1,819
  Plum Creek Timber+ (D)                                     34,835       1,256
  PNC Financial Services Group                               54,994       3,400
  Principal Financial Group (D)                              52,848       2,507
  Progressive (D)                                            37,267       4,352
  Prologis+ (D)                                              46,160       2,157
  Prudential Financial                                       95,966       7,024
  Public Storage+                                            15,628       1,058
  Regions Financial (D)                                      87,123       2,976
  Safeco (D)                                                 23,638       1,336
  Simon Property Group+ (D)                                  35,309       2,706
  SLM (D)                                                    78,943       4,349
  Sovereign Bancorp (D)                                      68,366       1,478
  St. Paul Travelers (D)                                    131,432       5,871
  State Street                                               62,591       3,470
  SunTrust Banks (D)                                         68,596       4,991
  Synovus Financial (D)                                      58,975       1,593
  T Rowe Price Group                                         24,554       1,769
  Torchmark (D)                                              19,705       1,096
  UnumProvident (D)                                          56,352       1,282
  US Bancorp                                                344,006      10,282
  Vornado Realty Trust+ (D)                                  22,314       1,863
  Wachovia                                                  294,226      15,553
  Washington Mutual (D)                                     186,919       8,131
  Wells Fargo                                               316,753      19,902
  XL Capital, Cl A                                           33,005       2,224
  Zions Bancorporation (D)                                   19,760       1,493
                                                                     ----------
                                                                        454,353
                                                                     ----------
HEALTH CARE -- 13.1%
  Abbott Laboratories                                       293,868      11,587
  Aetna                                                      54,201       5,112
  Allergan (D)                                               24,783       2,676
  AmerisourceBergen (D)                                      39,296       1,627
  Amgen*                                                    233,793      18,437
  Applera - Applied Biosystems Group                         35,557         944
  Bausch & Lomb (D)                                          10,174         691
  Baxter International                                      117,738       4,433


-------------------------------------------------------------------------------
                         SEI Index Funds / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)


S & P 500 Index Fund
December 31, 2005


-------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
-------------------------------------------------------------------------------
  Becton Dickinson                                           47,762  $    2,870
  Biogen Idec (D)*                                           63,998       2,901
  Biomet (D)                                                 47,236       1,727
  Boston Scientific*                                        111,696       2,735
  Bristol-Myers Squibb (D)                                  371,701       8,542
  C.R. Bard                                                  19,888       1,311
  Cardinal Health                                            81,355       5,593
  Caremark Rx*                                               85,073       4,406
  Chiron (D)*                                                20,597         916
  Cigna                                                      23,857       2,665
  Coventry Health Care (D)*                                  30,413       1,732
  Eli Lilly                                                 215,730      12,208
  Express Scripts*                                           27,576       2,311
  Fisher Scientific International*                           23,064       1,427
  Forest Laboratories (D)*                                   64,263       2,614
  Genzyme (D)*                                               48,932       3,463
  Gilead Sciences*                                           86,688       4,562
  Guidant                                                    62,814       4,067
  HCA                                                        80,069       4,043
  Health Management Associates, Cl A                         46,737       1,026
  Hospira*                                                   30,204       1,292
  Humana*                                                    30,697       1,668
  IMS Health                                                 42,695       1,064
  Johnson & Johnson                                         563,456      33,864
  King Pharmaceuticals*                                      45,686         773
  Laboratory of America Holdings (D)*                        25,563       1,377
  Manor Care (D)                                             14,914         593
  McKesson                                                   58,269       3,006
  Medco Health Solutions*                                    58,258       3,251
  Medimmune (D)*                                             46,563       1,631
  Medtronic                                                 229,117      13,190
  Merck                                                     414,217      13,176
  Millipore*                                                  9,793         647
  Mylan Laboratories                                         41,311         825
  Patterson*                                                 26,100         872
  PerkinElmer                                                24,640         581
  Pfizer                                                  1,396,304      32,562
  Quest Diagnostics                                          31,524       1,623
  Schering-Plough (D)                                       280,772       5,854
  St. Jude Medical*                                          68,994       3,463
  Stryker (D)                                                54,942       2,441
  Tenet Healthcare (D)*                                      88,576         678
  Thermo Electron*                                           30,515         919
  UnitedHealth Group (D)                                    258,747      16,079
  Waters*                                                    20,997         794
  Watson Pharmaceuticals*                                    19,671         640
  WellPoint*                                                116,961       9,332
  Wyeth                                                     254,266      11,714
  Zimmer Holdings*                                           46,755       3,153
                                                                     ----------
                                                                        283,688
                                                                     ----------
INDUSTRIALS -- 11.2%
  3M                                                        143,982      11,159
  Allied Waste Industries (D)*                               41,242         360
  American Power Conversion (D)                              32,346         712
  American Standard                                          34,733       1,388
  Avery Dennison (D)                                         20,915       1,156
  Boeing                                                    153,232      10,763
  Burlington Northern Santa Fe                               70,624       5,002
  Caterpillar                                               129,197       7,464
  Cendant                                                   194,611       3,357
  Cintas (D)*                                                26,107       1,075
  Cooper Industries, Cl A                                    17,493       1,277
  CSX (D)                                                    41,025       2,083
  Cummins (D)                                                 8,785         788
  Danaher                                                    44,948       2,507
  Deere                                                      45,651       3,109


-------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
-------------------------------------------------------------------------------
  Dover                                                      38,337  $    1,552
  Eaton                                                      27,869       1,870
  Emerson Electric                                           78,103       5,834
  Equifax                                                    24,625         936
  FedEx                                                      57,305       5,925
  Fluor                                                      16,422       1,269
  General Dynamics                                           38,013       4,335
  General Electric                                        2,001,407      70,149
  Goodrich                                                   23,020         946
  Honeywell International                                   160,055       5,962
  Illinois Tool Works                                        38,762       3,411
  Ingersoll-Rand, Cl A                                       62,706       2,531
  ITT Industries                                             17,500       1,799
  L-3 Communications Holdings (D)                            22,423       1,667
  Lockheed Martin                                            67,894       4,320
  Masco (D)                                                  80,268       2,423
  Monster Worldwide (D)*                                     23,034         940
  Navistar International*                                    11,632         333
  Norfolk Southern                                           76,526       3,431
  Northrop Grumman                                           67,519       4,059
  Paccar                                                     32,063       2,220
  Pall                                                       23,495         631
  Parker Hannifin                                            22,614       1,492
  Pitney Bowes                                               43,275       1,828
  Raytheon                                                   84,568       3,395
  Robert Half International                                  32,027       1,214
  Rockwell Automation                                        34,326       2,031
  Rockwell Collins                                           32,678       1,519
  RR Donnelley & Sons                                        40,611       1,389
  Ryder System                                               12,154         499
  Southwest Airlines (D)                                    131,049       2,153
  Textron                                                    25,249       1,944
  Tyco International                                        381,331      11,005
  Union Pacific                                              50,147       4,037
  United Parcel Service, Cl B                               208,990      15,706
  United Technologies                                       192,983      10,790
  Waste Management                                          104,528       3,172
  WW Grainger                                                14,365       1,021
                                                                     ----------
                                                                        241,938
                                                                     ----------
INFORMATION TECHNOLOGY -- 14.9%
  ADC Telecommunications (D)*                                22,067         493
  Adobe Systems (D)                                         113,836       4,207
  Advanced Micro Devices (D)*                                76,563       2,343
  Affiliated Computer Services, Cl A (D)*                    23,749       1,405
  Agilent Technologies*                                      77,906       2,594
  Altera (D)*                                                68,651       1,272
  Analog Devices (D)                                         69,499       2,493
  Andrew (D)*                                                30,685         329
  Apple Computer (D)*                                       159,992      11,502
  Applied Materials (D)                                     306,850       5,505
  Applied Micro Circuits*                                    57,797         149
  Autodesk                                                   43,217       1,856
  Automatic Data Processing                                 109,750       5,036
  Avaya*                                                     80,168         855
  BMC Software*                                              41,249         845
  Broadcom, Cl A (D)*                                        54,924       2,590
  Ciena*                                                    109,300         325
  Cisco Systems*                                          1,163,463      19,918
  Citrix Systems*                                            32,242         928
  Computer Associates International                          87,627       2,470
  Computer Sciences (D)*                                     34,933       1,769
  Compuware*                                                 73,375         658
  Comverse Technology (D)*                                   38,071       1,012
  Convergys (D)*                                             26,476         420
  Corning*                                                  289,178       5,685


-------------------------------------------------------------------------------
                         SEI Index Funds / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)


S & P 500 Index Fund
December 31, 2005


-------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
-------------------------------------------------------------------------------
  Dell*                                                     445,774  $   13,369
  Electronic Arts (D)*                                       57,378       3,001
  Electronic Data Systems (D)                                98,102       2,358
  EMC*                                                      452,840       6,168
  First Data                                                144,712       6,224
  Fiserv*                                                    34,980       1,514
  Freescale Semiconductor, Cl B*                             76,600       1,928
  Gateway (D)*                                               48,887         123
  Hewlett-Packard                                           542,652      15,536
  Intel                                                   1,141,994      28,504
  International Business Machines                           299,190      24,593
  Intuit*                                                    33,543       1,788
  Jabil Circuit*                                             32,479       1,205
  JDS Uniphase (D)*                                         311,655         736
  Kla-Tencor (D)                                             37,371       1,844
  Lexmark International, Cl A*                               22,439       1,006
  Linear Technology                                          57,994       2,092
  LSI Logic (D)*                                             73,846         591
  Lucent Technologies (D)*                                  840,591       2,236
  Maxim Integrated Products                                  62,005       2,247
  Mercury Interactive (D)*                                   16,382         455
  Micron Technology (D)*                                    116,569       1,552
  Microsoft                                               1,733,962      45,343
  Molex                                                      27,360         710
  Motorola                                                  472,706      10,678
  National Semiconductor (D)                                 64,937       1,687
  NCR*                                                       35,168       1,194
  Network Appliance (D)*                                     69,576       1,879
  Novell*                                                    72,289         638
  Novellus Systems (D)*                                      26,227         633
  Nvidia (D)*                                                31,866       1,165
  Oracle*                                                   713,269       8,709
  Parametric Technology*                                     51,530         314
  Paychex                                                    62,956       2,400
  PMC - Sierra*                                              34,446         266
  QLogic (D)*                                                15,174         493
  Qualcomm                                                  312,032      13,442
  Sabre Holdings, Cl A                                       24,802         598
  Sanmina-SCI*                                               99,373         423
  Scientific-Atlanta                                         28,977       1,248
  Siebel Systems                                             98,748       1,045
  Solectron*                                                172,754         632
  Sun Microsystems*                                         644,911       2,702
  Symantec*                                                 204,547       3,580
  Symbol Technologies                                        45,940         589
  Tektronix                                                  15,959         450
  Tellabs (D)*                                               84,599         922
  Teradyne*                                                  37,207         542
  Texas Instruments (D)                                     306,934       9,843
  Unisys*                                                    64,395         375
  Xerox (D)*                                                181,436       2,658
  Xilinx (D)                                                 66,109       1,667
  Yahoo!*                                                   239,638       9,389
                                                                     ----------
                                                                        321,943
                                                                     ----------
MATERIALS -- 2.9%
  Air Products & Chemicals                                   41,926       2,482
  Alcoa                                                     165,035       4,880
  Allegheny Technologies                                     15,959         576
  Ashland                                                    13,993         810
  Ball                                                       19,691         782
  Bemis                                                      20,190         563
  Dow Chemical                                              183,375       8,035
  E.I. Du Pont de Nemours (D)                               174,635       7,422
  Eastman Chemical (D)                                       15,408         795
  Ecolab                                                     34,830       1,263
  Engelhard                                                  22,734         685


-------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
-------------------------------------------------------------------------------
  Freeport-McMoRan Copper & Gold, Cl B (D)                   34,892  $    1,877
  Hercules*                                                  21,307         241
  International Flavors & Fragrances                         15,394         516
  International Paper                                        92,770       3,118
  Louisiana-Pacific                                          20,994         577
  MeadWestvaco                                               34,815         976
  Monsanto (D)                                               50,824       3,940
  Newmont Mining (D)                                         84,408       4,507
  Nucor                                                      29,591       1,974
  Pactiv*                                                    28,287         622
  Phelps Dodge (D)                                           19,314       2,779
  PPG Industries (D)                                         31,645       1,832
  Praxair                                                    61,099       3,236
  Rohm & Haas                                                27,522       1,333
  Sealed Air (D)*                                            15,714         883
  Sigma-Aldrich (D)                                          12,718         805
  Temple-Inland                                              21,377         959
  United States Steel (D)                                    21,626       1,040
  Vulcan Materials (D)                                       19,349       1,311
  Weyerhaeuser (D)                                           46,327       3,073
                                                                     ----------
                                                                         63,892
                                                                     ----------
TELECOMMUNICATION SERVICES -- 3.0%
  Alltel                                                     72,482       4,574
  AT&T                                                      739,981      18,122
  BellSouth                                                 346,547       9,391
  CenturyTel (D)                                             24,560         814
  Citizens Communications (D)                                64,931         794
  Qwest Communications International*                       288,426       1,630
  Sprint Nextel                                             560,722      13,099
  Verizon Communications                                    523,710      15,774
                                                                     ----------
                                                                         64,198
                                                                     ----------
UTILITIES -- 3.3%
  AES*                                                      123,490       1,955
  Allegheny Energy (D)*                                      30,768         974
  Ameren (D)                                                 38,544       1,975
  American Electric Power (D)                                74,315       2,756
  Centerpoint Energy (D)                                     58,568         753
  Cinergy (D)                                                37,639       1,598
  CMS Energy (D)*                                            41,492         602
  Consolidated Edison (D)                                    46,233       2,142
  Constellation Energy Group                                 33,699       1,941
  Dominion Resources                                         65,870       5,085
  DTE Energy (D)                                             33,645       1,453
  Duke Energy (D)                                           175,206       4,809
  Dynegy, Cl A (D)*                                          56,989         276
  Edison International                                       61,653       2,689
  Entergy                                                    39,264       2,696
  Exelon (D)                                                126,854       6,741
  FirstEnergy                                                62,387       3,056
  FPL Group (D)                                              74,520       3,097
  KeySpan                                                    32,997       1,178
  Nicor                                                       8,325         327
  NiSource (D)                                               51,579       1,076
  Peoples Energy                                              7,205         253
  PG&E                                                       64,529       2,395
  Pinnacle West Capital                                      18,649         771
  PPL (D)                                                    71,771       2,110
  Progress Energy (D)                                        47,483       2,086
  Public Service Enterprise Group (D)                        47,565       3,090
  Sempra Energy                                              48,465       2,173
  Southern (D)                                              140,435       4,849
  TECO Energy (D)                                            39,312         675
  TXU                                                        91,424       4,589


-------------------------------------------------------------------------------
                         SEI Index Funds / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)


S & P 500 Index Fund
December 31, 2005


-------------------------------------------------------------------------------
                                                Shares/Face Amount Market Value
Description                                        ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------
  Xcel Energy                                                76,119  $    1,405
                                                                     ----------
                                                                         71,575
                                                                     ----------
Total Common Stock
  (Cost $1,457,865) ($ Thousands)                                     2,134,317
                                                                     ----------

CORPORATE OBLIGATIONS (E) (F) -- 7.6%
FINANCIALS -- 7.6%
  Allstate Life Global Funding II MTN
    4.390%, 01/16/07                                        $ 2,111       2,111
  American General Finance (G)
    4.390%, 01/16/07                                          2,524       2,523
    4.369%, 01/16/07                                          4,130       4,130
  American General Finance MTN,
    Ser F
    5.875%, 07/14/06                                            459         463
  Bear Stearns, Ser EXL
    4.379%, 01/16/07                                          8,167       8,167
  CCN Bluegrass
    4.440%, 08/18/06                                          2,983       2,983
  CIT Group MTN
    4.342%, 05/12/06                                         11,471      11,471
    4.182%, 04/19/06                                          1,147       1,147
  Caterpillar Financial Services
    MTN, Ser F
    4.235%, 07/10/06                                          2,294       2,294
  Countrywide Financial MTN, Ser A
    4.550%, 09/13/06                                          8,489       8,489
    4.351%, 11/03/06                                          2,294       2,294
    4.341%, 11/03/06                                          2,524       2,524
  Countrywide Home Loans MTN,
    Ser M
    4.323%, 01/31/06                                          1,010       1,010
  Dekabank
    4.183%, 08/19/06                                          8,489       8,488
  Irish Life & Permanent MTN, Ser X
    4.405%, 01/22/07                                          1,835       1,835
    4.399%, 01/22/07                                          4,267       4,267
  Islandsbanki (G)
    4.420%, 01/22/07                                          3,900       3,900
  Jackson National Life Funding
    4.291%, 01/02/07                                         10,095      10,095
  Kaupthing Bank MTN
    4.399%, 01/19/07                                         11,471      11,471
  Landsbanki Islands
    4.450%, 01/16/07                                          8,718       8,718
  Liberty Lighthouse US Capital MTN
    4.387%, 05/10/06                                          4,588       4,587
  Morgan Stanley, Ser EXL
    4.341%, 01/04/07                                          1,606       1,606
  Morgan Stanley, Ser EXL
    4.306%, 02/05/07                                          2,294       2,294
  Natexis Banques (G)
    4.367%, 01/16/07                                          4,474       4,473
  Nationwide Building Society (G)
    4.547%, 09/28/06                                          2,294       2,294
    4.331%, 01/05/07                                          4,588       4,588
  Nordbank (G)
    4.385%, 01/23/07                                          7,800       7,799
  Northern Rock (G)
    4.321%, 10/03/06                                          4,726       4,726
  Pacific Life Global Funding (G)
    4.382%, 01/15/07                                          3,441       3,441


-------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                         ($ Thousands) ($ Thousands)
-------------------------------------------------------------------------------
  SLM, Ser EXL
    4.369%, 01/16/07                                        $ 5,047  $    5,047
  Sigma Finance MTN
    4.745%, 11/09/06                                          2,478       2,478
  Skandinav Enskilda Bank
    4.367%, 01/18/07                                          5,047       5,047
  Witherspoon CDO
    4.396%, 03/15/06                                          1,377       1,376
  Xl Life and Annuity (G)
    4.422%, 06/30/06                                          4,359       4,361
    4.379%, 01/16/07                                          6,424       6,424
    4.376%, 02/06/06                                          1,377       1,377
    4.336%, 02/06/06                                            918         918
    4.332%, 02/06/06                                          2,478       2,478
                                                                     ----------
Total Corporate Obligations
  (Cost $163,694) ($ Thousands)                                         163,694
                                                                     ----------

ASSET-BACKED SECURITIES (E) (F) -- 1.7%
MORTGAGE RELATED SECURITIES -- 1.7%
  Blue Heron Funding, Ser 9A, Cl A1
    4.409%, 02/22/06                                          4,589       4,589
  CCN Independence IV
    4.439%, 07/17/06                                          1,606       1,606
  Cheyne High Grade, Ser 2004-1A,
    Cl A1
    4.330%, 11/10/06                                          2,294       2,294
  Commodore, Ser 2003-2A, Cl A1MM
    4.560%, 12/12/38                                          2,111       2,111
  Duke Funding, Ser 2004-6B, Cl A1S1
    4.185%, 10/10/06                                          3,441       3,441
  Harwood Street Funding II, Ser
    2005-1A, Cl NOTE
    4.429%, 06/25/06                                          4,588       4,588
  Orchid Structured Finance, Ser
    2003-1A, Cl A1MM
    4.518%, 05/18/06                                          3,762       3,762
  Park Place Securities NIM
    Trust, Ser MM1, Cl AM4
    4.419%, 05/25/06                                          4,091       4,091
  RMAC, Ser 2004-NS3A, Cl A1
    4.360%, 09/12/06                                          1,119       1,119
  Saturn Ventures II
    4.391%, 02/07/06                                          4,588       4,588
  TIAA Real Estate, Ser 2003 1A,
    Cl A1
    4.410%, 09/28/06                                          2,963       2,963
  Whitehawk CDO Funding, Ser
    2004-1A, Cl AMMD
    4.511%, 06/15/06                                          1,147       1,147
  Whitehawk CDO Funding, Ser
    2004-1A, Cl AMME
    4.511%, 09/15/06                                            688         688
                                                                     ----------
Total Asset-Backed Securities
  (Cost $36,987) ($ Thousands)                                           36,987
                                                                     ----------

COMMERCIAL PAPER (A) (E) -- 0.7%
  ADRO
    4.352%, 01/03/06                                          1,835       1,835
  Mica Funding LLC
    4.302%, 01/03/06                                          1,746       1,745
                                                                     ----------


-------------------------------------------------------------------------------
                         SEI Index Funds / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)


S & P 500 Index Fund
December 31, 2005


-------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                  ($ Thousands)/Shares ($ Thousands)
-------------------------------------------------------------------------------
  Rhineland Funding
    4.295%, 01/30/06                                        $ 8,030  $    8,001
    4.276%, 02/01/06                                          3,967       3,952
                                                                     ----------

Total Commercial Paper
  (Cost $15,533) ($ Thousands)                                           15,533
                                                                     ----------

U.S. TREASURY OBLIGATION (B) -- 0.1%
  U.S. Treasury Bills
   3.908%, 03/23/06                                           2,200       2,181
                                                                     ----------
Total U.S. Treasury Obligation
  (Cost $2,181) ($ Thousands)                                             2,181
                                                                     ----------

CASH EQUIVALENT -- 1.6%
  SEI Daily Income Trust, Prime
  Obligation Fund, Cl A, 4.200% (C)                      35,360,297      35,360
                                                                     ----------
Total Cash Equivalent
  (Cost $35,360) ($ Thousands)                                           35,360
                                                                     ----------

MASTER NOTES (E) (F) (I) -- 0.8%
  Bank of America
    4.330%, 01/03/06                                         11,471      11,471
  Bear Stearns
    4.370%, 01/03/06                                          5,506       5,506
                                                                     ----------
Total Master Notes
  (Cost $16,977) ($ Thousands)                                           16,977
                                                                     ----------

TIME DEPOSIT (E) -- 0.1%
  Lummis
    4.000%, 01/03/06                                          2,295       2,295
                                                                     ----------
Total Time Deposit
  (Cost $2,295) ($ Thousands)                                             2,295
                                                                     ----------

REPURCHASE AGREEMENTS (E) (H) -- 2.2%
Barclays Capital
 4.250%, dated 12/30/05, to be
 repurchased on 01/03/06,
 repurchase price $6,640,196
 (collateralized by various U.S.
 Government Obligations, ranging
 in par value $1,466,241-
 $3,095,830, 4.300%-4.500%,
 05/11/07-09/26/08; total market value
 $6,774,624)                                                  6,637       6,637
Deutsche Bank Securities
 4.250%, dated 12/30/05, to be
 repurchased on 01/03/06, repurchase
 price $13,524,751 (collateralized by
 various U.S. Government Obligations,
 ranging in par value $1,319,731-
 $12,466,832, 3.875%-4.500%,
 02/15/10-07/06/10; total market value
 $13,786,563)                                                13,518      13,518


-------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                         ($ Thousands) ($ Thousands)
-------------------------------------------------------------------------------
Lehman Brothers
  4.240%, dated 12/30/05, to be
  repurchased on 01/03/06,
  repurchase price $28,507,728
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $275-$2,195,805,
  0.000%-6.120%, 05/16/06-03/23/28;
  total market value $29,064,201)                           $28,494  $   28,494
                                                                     ----------
Total Repurchase Agreements
  (Cost $48,649) ($ Thousands)                                           48,649
                                                                     ----------

Total Investments -- 113.5%
  (Cost $1,779,541)(1) ($ Thousands)                                 $2,455,993
                                                                     ==========

The Fund had the following short futures contracts open as of December 31, 2005:

                     Number          Contract                     Unrealized
  Contract            of              Value                     Depreciation
 Description       Contracts      ($ Thousands)   Expiration   ($ Thousands)
  S&P 500                                           March
   E-Mini             684           $ 42,914        2006           $(610)



Percentages are based on Net Assets of $2,163,971 ($ Thousands).
* Non-income producing security.
+ Real Estate Investment Trust
(A) The rate reported is the effective yield at time of purchase.
(B) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(C) Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI Money Market Funds, provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets. The rate shown is the 7-day effective yield as of December 31, 2005.
(D) This security or a partial position of this security is on loan at December 31, 2005. The total value of securities on loan at December 31, 2005 was $268,356 ($ Thousands).
(E) This security was purchased with cash collateral held from securities lending. The total value of such securities as of December 31, 2005 was $284,135 ($ Thousands).
(F) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of December 31, 2005.
(G) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been deemed liquid under guidelines established by the Board of Directors.
(H) Tri-Party Repurchase Agreements
(I) The date shown is the earlier of the reset date or the demand date.
CDO -- Collateralized Debt Obligation
Cl -- Class
EXL -- Extendable Maturity
MTN -- Medium Term Note
LLC -- Limited Liability Company
Ser -- Series

(1) At December 31, 2005, the tax basis cost of the Fund's investments was $1,786,478 ($ Thousands), and the unrealized appreciation and depreciation were $773,480 ($ Thousands) and $(103,965) ($ Thousands), respectively.


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


-------------------------------------------------------------------------------
                         SEI Index Funds / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)


Bond Index Fund
December 31, 2005


-------------------------------------------------------------------------------
                                                      Face Amount  Market Value
Description                                          ($ Thousands)($ Thousands)
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 33.9%
  FHLMC
   10.500%, 12/01/17 to 06/01/19                           $     2      $     3
   9.500%, 08/01/17 to 02/01/21                                  9            9
   9.000%, 07/01/09                                              1            1
   8.500%, 01/01/10                                              7            7
   8.000%, 01/01/11 to 08/01/30                                 17           17
   7.500%, 11/01/09 to 02/01/31                                 64           68
   7.000%, 11/01/07 to 04/01/32                                151          158
   6.500%, 07/01/08 to 08/01/32                                407          417
   6.000%, 11/01/13 to 04/01/33                                608          617
   5.500%, 03/01/17 to 09/01/35                              1,748        1,736
   5.000%, 11/01/17 to 11/01/35                              1,929        1,881
   4.500%, 04/01/18 to 10/01/33                                913          884
   4.000%, 09/01/18                                            174          166
  FHLMC TBA
   5.000%, 09/01/35                                            196          193
  FNMA
   9.500%, 02/01/21                                              1            1
   8.500%, 05/01/07 to 04/01/30                                 25           26
   8.000%, 08/01/07 to 02/01/30                                 33           36
   7.500%, 06/01/07 to 07/01/33                                 67           70
   7.000%, 02/01/08 to 05/01/32                                216          226
   6.500%, 04/01/11 to 01/01/33                                478          493
   6.000%, 12/01/08 to 04/01/35                              1,236        1,252
   5.500%, 12/01/13 to 01/12/36                              2,699        2,677
   5.000%, 11/01/17 to 10/01/35                              2,456        2,397
   4.500%, 04/01/18 to 07/01/35                                936          905
   4.000%, 09/01/18 to 10/01/18                                217          207
  GNMA
   11.500%, 04/15/15                                            14           16
   10.000%, 09/15/18 to 02/20/21                                 2            2
   9.500%, 09/15/09 to 07/15/17                                  5            5
   9.000%, 09/15/25                                             29           32
   8.500%, 05/15/17 to 11/15/22                                 30           33
   8.000%, 10/15/07 to 03/15/30                                 32           36
   7.500%, 01/15/23 to 06/15/32                                 62           64
   7.000%, 12/15/27 to 04/15/31                                 93           98
   6.500%, 03/15/11 to 11/15/31                                186          193
   6.000%, 04/15/17 to 11/15/33                                356          367
   5.500%, 02/15/33 to 03/15/35                                659          665
   5.000%, 05/15/18 to 10/15/35                                443          439
   4.500%, 08/15/33                                             22           21
                                                                        -------
Total U.S. Government Agency Mortgage-Backed
  Obligations
  (Cost $16,534) ($ Thousands)                                           16,418
                                                                        -------

U.S. TREASURY OBLIGATIONS -- 24.0%
  U.S. Treasury Bonds
   12.000%, 08/15/13                                           140          166
   11.250%, 02/15/15                                            55           83
   9.875%, 11/15/15                                             95          136
   9.125%, 05/15/18                                            105          150
   8.875%, 02/15/19                                            100          142
   8.750%, 05/15/17 to 08/15/20                                190          269
   8.125%, 08/15/19 to 08/15/21                                245          337
   8.000%, 11/15/21                                            155          214
   7.875%, 02/15/21                                            115          156
   7.625%, 11/15/22 to 02/15/25                                130          177
   7.500%, 11/15/16 to 11/15/24                                170          223
   7.250%, 05/15/16                                            100          123
   7.125%, 02/15/23                                            101          103
   6.875%, 08/15/25                                             25           32

-------------------------------------------------------------------------------
                                                      Face Amount  Market Value
Description                                          ($ Thousands)($ Thousands)
-------------------------------------------------------------------------------
   6.625%, 02/15/27                                        $    40      $    51
   6.500%, 11/15/26                                             40           50
   6.375%, 08/15/27                                             45           56
   6.250%, 08/15/23 to 05/15/30                                220          266
   6.125%, 11/15/27 to 08/15/29                                145          176
   6.000%, 02/15/26                                            100          118
   5.500%, 08/15/28                                            105          118
   5.375%, 02/15/31                                             90          101
   5.250%, 11/15/28 to 02/15/29                                195          213
  U.S. Treasury Notes
   6.000%, 08/15/09                                            150          158
   5.750%, 08/15/10                                            210          222
   5.625%, 05/15/08                                            180          185
   5.500%, 05/15/09                                            245          253
   5.000%, 02/15/11 to 08/15/11                                430          444
   4.875%, 02/15/12                                            100          103
   4.750%, 11/15/08 to 05/15/14                                320          325
   4.500%, 11/15/15                                             80           81
   4.375%, 05/15/07 to 08/15/12                                685          685
   4.250%, 08/15/13 to 08/15/15                                690          682
   4.125%, 05/15/15                                             95           93
   4.000%, 08/31/07 to 02/15/15                              1,245        1,228
   3.875%, 05/15/09 to 02/15/13                                560          548
   3.750%, 03/31/07                                            385          382
   3.625%, 06/30/07 to 05/15/13                                515          504
   3.500%, 08/15/09 to 11/15/09                                475          461
   3.375%, 02/28/07 to 09/15/09                                510          501
   3.250%, 08/15/07 to 01/15/09                                275          268
   3.125%, 05/15/07                                            470          462
   3.000%, 11/15/07 to 02/15/08                                405          394
   2.625%, 05/15/08                                            180          173
                                                                        -------
Total U.S. Treasury Obligations
  (Cost $11,558) ($ Thousands)                                           11,612
                                                                        -------

CORPORATE OBLIGATIONS -- 20.3
CONSUMER DISCRETIONARY -- 1.2%
  Comcast Cable Communications
    6.750%, 01/30/11                                            50           53
  DaimlerChrysler
    7.450%, 03/01/27                                            60           65
  Gannett
    6.375%, 04/01/12                                            40           42
  Lowe's
    6.500%, 03/15/29                                            25           28
  May Department Stores
    3.950%, 07/15/07                                           235          231
  News America Holdings
    7.700%, 10/30/25                                            55           63
  Target
    7.000%, 07/15/31                                            25           30
  Time Warner
    6.950%, 01/15/28                                            65           67
                                                                        -------
                                                                            579
                                                                        -------
CONSUMER STAPLES -- 1.3%
  Archer-Daniels-Midland
    5.935%, 10/01/32                                            25           26
  Coca Cola Enterprises
    8.500%, 02/01/22                                            45           59
  HJ Heinz Finance
    6.625%, 07/15/11                                            65           69


-------------------------------------------------------------------------------
                         SEI Index Funds / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)


Bond Index Fund
December 31, 2005


-------------------------------------------------------------------------------
                                                      Face Amount  Market Value
Description                                          ($ Thousands)($ Thousands)
-------------------------------------------------------------------------------
  Kellogg, Ser B
    7.450%, 04/01/31                                       $    40      $    50
  Kraft Foods
    5.625%, 11/01/11                                            80           82
  Kroger
    8.050%, 02/01/10                                            50           54
  Procter & Gamble
    6.450%, 01/15/26                                            40           45
  Safeway
    6.500%, 11/15/08                                           135          139
  Unilever Capital
    7.125%, 11/01/10                                            50           55
  Wal-Mart Stores
    5.250%, 09/01/35                                            20           20
    4.550%, 05/01/13                                            75           73
                                                                        -------
                                                                            672
                                                                        -------
ENERGY -- 1.0%
  Canadian Natural Resources
    6.450%, 06/30/33                                            35           38
  ConocoPhilips
    6.650%, 07/15/18                                           105          118
  Devon Financing
    7.875%, 09/30/31                                            25           32
  KeySpan
    7.625%, 11/15/10                                            50           56
  Kinder Morgan Energy Partners
    LP
    7.400%, 03/15/31                                            60           69
  Marathon Oil
    5.375%, 06/01/07                                           100          101
  PC Financial Partnership
    5.000%, 11/15/14                                            70           69
                                                                        -------
                                                                            483
                                                                        -------
FINANCIALS -- 10.1%
  Abbey National PLC
    7.950%, 10/26/29                                            20           26
  Allstate
    7.200%, 12/01/09                                            90           97
    5.000%, 08/15/14                                            40           40
  Allstate Life Global Funding Trust MTN
    4.250%, 02/26/10                                            55           53
  Bank of America
    7.800%, 09/15/16                                            35           42
  Bear Stearns
    7.625%, 12/07/09                                           140          153
  Berkshire Hathaway
    4.850%, 01/15/15                                            35           34
  Boeing Capital
    6.500%, 02/15/12                                           100          108
  CIT Group
    5.500%, 11/30/07                                           140          141
  CIT Group MTN
    5.125%, 09/30/14                                            35           34
  Caterpillar Financial Services
    4.750%, 02/17/15                                            60           59
  Citigroup
    6.625%, 06/15/32                                            20           23
    6.500%, 01/18/11                                            55           59
    4.250%, 07/29/09                                           100           98
  Countrywide Home Loans MTN
    3.250%, 05/21/08                                           135          130
  Credit Suisse First Boston
    7.125%, 07/15/32                                            60           72

-------------------------------------------------------------------------------
                                                      Face Amount  Market Value
Description                                          ($ Thousands)($ Thousands)
-------------------------------------------------------------------------------
  EOP Operating LP
    7.250%, 02/15/18                                       $    35      $    39
  ERP Operating LP
    6.950%, 03/02/11                                            70           75
  European Investment Bank
    4.625%, 03/01/07                                           150          150
  General Electric Capital MTN,
    Ser A
    6.750%, 03/15/32                                            65           76
    5.450%, 01/15/13                                            65           67
  General Electric Capital
    Services
    7.500%, 08/21/35                                            25           32
  Goldman Sachs Group
    5.150%, 01/15/14                                           155          154
  HSBC Finance
    6.400%, 06/17/08                                           165          170
  HSBC Holdings PLC
    7.625%, 05/17/32                                            40           50
  Household Finance
    6.375%, 10/15/11                                            50           53
  International Bank for
    Reconstruction & Development
    7.625%, 01/19/23                                            30           39
  JPMorgan Chase
    5.250%, 05/30/07                                           125          126
    5.250%, 05/01/15                                            75           75
    5.125%, 09/15/14                                            55           54
  JPMorgan Chase Capital
    5.875%, 03/15/35                                            30           30
  KFW International Finance
    4.750%, 01/24/07                                           150          150
  Kreditanstalt fuer Wiederaufbau
    4.250%, 06/15/10                                            40           39
  Landesbank Baden - Wuerttemberg NY
    MTN
    5.050%, 12/30/15                                            40           40
  Landwirtschaftliche Rentenbank
    3.875%, 03/15/10                                           110          107
  Lehman Brothers
    7.875%, 08/15/10                                           110          123
  Marsh & McLennan
    5.375%, 07/15/14                                            85           84
  MBNA America Bank NA
    6.625%, 06/15/12                                            45           49
  Merrill Lynch
    6.875%, 11/15/18                                            50           57
  Merrill Lynch MTN, Ser C
    5.000%, 01/15/15                                            35           34
  Metlife
    6.125%, 12/01/11                                           105          111
  Morgan Stanley
    7.250%, 04/01/32                                            30           36
  National Rural Utilities
    Cooperative Finance MTN, Ser C
    7.250%, 03/01/12                                            75           84
  NB Capital Trust IV
    8.250%, 04/15/27                                           125          134
  Pemex Project Funding Master
    Trust
    7.875%, 02/01/09                                           145          155
  RBS Capital Trust
    5.512%, 09/30/49                                            60           60
  Royal Bank of Scotland Group PLC
    4.700%, 07/03/18                                            75           71
  Sanwa Finance Aruba
    8.350%, 07/15/09                                           100          110


-------------------------------------------------------------------------------
                         SEI Index Funds / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)


Bond Index Fund
December 31, 2005


-------------------------------------------------------------------------------
                                                      Face Amount  Market Value
Description                                          ($ Thousands)($ Thousands)
-------------------------------------------------------------------------------
  SLM MTN, Ser A
    5.000%, 10/01/13                                       $    65      $    64
  SMBC International Finance
    8.500%, 06/15/09                                           100          111
  Simon Property Group LP+
    3.750%, 01/30/09                                           100           96
  SunTrust Bank
    6.375%, 04/01/11                                            50           53
  Swedish Export Credit
    3.500%, 01/15/08                                           100           98
  Swiss Bank - NY
    7.000%, 10/15/15                                            65           74
  U.S. Bank NA
    4.950%, 10/30/14                                            45           44
  Wachovia Bank NA
    7.800%, 08/18/10                                           130          146
  Washington Mutual
    4.625%, 04/01/14                                            50           47
  Washington Mutual Bank
    5.500%, 01/15/13                                            35           35
  Wells Fargo
    5.125%, 02/15/07                                           300          301
                                                                        -------
                                                                          4,872
                                                                        -------
HEALTH CARE -- 0.6%
  Boston Scientific
    5.450%, 06/15/14                                            40           40
  Bristol-Myers Squibb
    5.750%, 10/01/11                                           100          103
  Eli Lilly
    7.125%, 06/01/25                                            30           36
  Pharmacia
    6.500%, 12/01/18                                            20           22
  WellPoint
    5.000%, 12/15/14                                            25           25
  Wyeth
    5.500%, 03/15/13                                            75           76
                                                                        -------
                                                                            302
                                                                        -------
INDUSTRIALS -- 1.8%
  Alcoa
    6.000%, 01/15/12                                            50           52
  Baxter International
    4.625%, 03/15/15                                            40           38
  Cendant
    6.250%, 01/15/08                                           135          137
  Eastman Chemical
    7.250%, 01/15/24                                            30           33
  Honeywell International
    6.125%, 11/01/11                                            40           42
  Illinois Tool Works
    5.750%, 03/01/09                                            50           52
  Masco
    5.875%, 07/15/12                                            45           46
  Nexen
    5.875%, 03/10/35                                            40           39
  Norfolk Southern
    5.590%, 05/17/25                                            50           50
  Northrop Grumman
    7.125%, 02/15/11                                            60           65
  PHH
    7.125%, 03/01/13                                            50           53
  Pulte Homes
    5.250%, 01/15/14                                            55           53

-------------------------------------------------------------------------------
                                                      Face Amount  Market Value
Description                                          ($ Thousands)($ Thousands)
-------------------------------------------------------------------------------
Raytheon
    7.200%, 08/15/27                                       $    25      $    30
  Tyco International Group
    6.875%, 01/15/29                                            30           33
  United Technologies
    7.125%, 11/15/10                                            50           55
  Viacom
    6.625%, 05/15/11                                            80           83
                                                                        -------
                                                                            861
                                                                        -------
INFORMATION TECHNOLOGY -- 0.3%
  International Business Machines
    4.750%, 11/29/12                                           125          124
                                                                        -------
MATERIALS -- 0.5%
  Alcan
    6.125%, 12/15/33                                            35           36
  Dow Chemical
    6.125%, 02/01/11                                           100          105
  International Paper
    5.500%, 01/15/14                                            80           79
  Weyerhaeuser
    7.125%, 07/15/23                                            25           26
                                                                        -------
                                                                            246
                                                                        -------
TELECOMMUNICATION SERVICES -- 2.1%
  America Movil
    5.750%, 01/15/15                                            45           45
  BellSouth
    6.000%, 10/15/11                                            90           94
  Bellsouth Telecommunication
    7.875%, 02/15/30                                            35           42
  British Telecommunications PLC
    8.875%, 12/15/30                                            30           40
  Deutsche Telekom International
    Finance
    8.750%, 06/15/30                                            20           25
  France Telecom
    8.500%, 03/01/31                                            25           33
  Koninklijke
    8.375%, 10/01/30                                            35           42
  Motorola
    8.000%, 11/01/11                                            75           86
  New Cingular Wireless Services
    8.750%, 03/01/31                                            35           46
  SBC Communications
    6.250%, 03/15/11                                           170          178
  Sprint Capital
    7.625%, 01/30/11                                           115          127
    6.900%, 05/01/19                                            25           28
  TCI Communications
    8.750%, 08/01/15                                           100          121
  Verizon Global Funding
    7.750%, 12/01/30                                            65           77
  Vodafone Group PLC
    7.875%, 02/15/30                                            20           25
                                                                        -------
                                                                          1,009
                                                                        -------
UTILITIES -- 1.4%
  Alabama Power, Ser Q
    5.500%, 10/15/17                                            35           36
  Cincinnati Gas & Electric
    5.700%, 09/15/12                                           100          102


-------------------------------------------------------------------------------
                         SEI Index Funds / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)


Bond Index Fund
December 31, 2005


-------------------------------------------------------------------------------
                                                      Face Amount  Market Value
Description                                          ($ Thousands)($ Thousands)
-------------------------------------------------------------------------------
  Commonwealth Edison
    4.740%, 08/15/10                                       $    60      $    59
  Dominion Resources
    6.300%, 03/15/33                                            35           35
  Duke Energy
    4.200%, 10/01/08                                            90           88
  Duke Energy Field Services LLC
    7.875%, 08/16/10                                            50           55
  FPL Group Capital
    7.375%, 06/01/09                                           100          107
  Jersey Central Power And Light
    5.625%, 05/01/16                                            55           57
  Midamerican Energy Holdings
    8.480%, 09/15/28                                            40           51
  Oncor Electric Delivery
    7.000%, 05/01/32                                            50           57
  Pacific Gas & Electric
    4.800%, 03/01/14                                            50           49
                                                                        -------
                                                                            696
                                                                        -------
Total Corporate Obligations
  (Cost $9,711) ($ Thousands)                                             9,844
                                                                        -------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 11.1%
  FFCB
   3.375%, 07/15/08                                            170          165
  FHLB
   4.500%, 09/16/13                                            100           98
   4.375%, 09/17/10                                            145          143
   3.875%, 08/22/08                                            205          201
   3.625%, 11/14/08                                            100           97
   3.500%, 05/15/07                                            265          261
   3.375%, 02/23/07 to 09/14/07                                465          456
   3.000%, 04/15/09                                            160          152
  FHLMC
   6.875%, 09/15/10                                            125          136
   6.625%, 09/15/09                                             60           64
   6.375%, 08/01/11                                             85           85
   6.250%, 07/15/32                                            105          125
   5.750%, 03/15/09 to 01/15/12                                415          431
   5.625%, 03/15/11                                            100          104
   4.875%, 03/15/07                                            150          150
   4.500%, 01/15/14                                            110          108
   4.250%, 07/15/09                                            190          187
   3.500%, 09/15/07                                            215          211
   2.875%, 05/15/07                                            200          195
  FNMA
   8.764%, 07/05/14 (A)                                        415          278
   7.250%, 01/15/10                                            140          153
   7.125%, 06/15/10 to 01/15/30                                200          240
   6.625%, 11/15/10                                            190          205
   6.250%, 02/01/11                                             50           53
   6.125%, 03/15/12                                             65           70
   6.000%, 05/15/08                                            230          236
   5.250%, 04/15/07 to 01/15/09                                320          323
   5.125%, 01/02/14                                             45           45
   4.625%, 10/15/13                                             55           54
   4.250%, 07/15/07                                            150          149
   3.875%, 02/15/10                                             65           63
  TVA, Ser B
   6.000%, 03/15/13                                            100          107
                                                                        -------
Total U.S. Government Agency Obligations
  (Cost $5,288) ($ Thousands)                                             5,345
                                                                        -------

-------------------------------------------------------------------------------
                                                      Face Amount  Market Value
Description                                          ($ Thousands)($ Thousands)
-------------------------------------------------------------------------------

ASSET-BACKED SECURITIES -- 5.4
CREDIT CARDS -- 0.4
  Citibank Credit Card Issuance
    Trust, Ser 2003-A7, Cl A7
    4.150%, 07/07/17                                       $   100      $    94
  Citibank Credit Card Master
    Trust, Ser 1998-2, Cl A
    6.050%, 10/15/10                                           100          103
                                                                        -------
                                                                            197
                                                                        -------
FINANCIAL -- 0.8
  Morgan Stanley Dean Witter
    Capital, Ser 2002-TOP7, Cl A2
    5.980%, 01/15/39                                           175          183
  Morgan Stanley Dean Witter
    Capital, Ser 2003-HQ2,  Cl A2
    4.920%, 03/12/35                                           200          197
                                                                        -------
                                                                            380
                                                                        -------
MORTGAGE RELATED SECURITIES -- 4.2
  Ameriquest Mortgage Securities,
    Ser 2003-6  Cl AF4
    4.329%, 08/25/33                                           150          146
  Banc of America Commercial
    Mortgage, Ser 2005-3, Cl A4
    4.668%, 07/10/43                                            75           72
  Bear Stearns Commercial Mortgage
    Securities, Ser 1999-WF2, Cl A2
    7.080%, 07/15/31                                           200          212
  Bear Stearns Commercial Mortgage
    Securities, Ser PWR4, Cl A3
    5.468%, 06/11/41                                           100          102
  CSFB Mortgage Securities, Ser
    1999-C1, Cl A2
    7.290%, 09/15/41                                           250          266
  DLJ Commercial Mortgage, Ser
    1998-CF2, Cl A1B
    6.240%, 11/12/31                                           200          206
  GE Capital Commercial Mortgage,
    Ser 2000-1, Cl A2
    6.496%, 01/15/33                                           175          185
  GMAC Commercial Mortgage
    Securities, Ser 1998-C1, Cl A2
    6.700%, 05/15/30                                           100          103
  GS Mortgage Securities, Ser
    2005-GG4, Cl A3
    4.607%, 07/10/39                                           100           97
  JPMorgan Chase Commercial
    Mortgage, Ser 2000-C10, Cl A2
    7.371%, 08/15/32                                           200          215
  PECO Energy Transition Trust,
    Ser 1999-A, Cl A7
    6.130%, 03/01/09                                           150          154
  UBS Commercial Mortage Trust,
    Ser 2002-C1, Cl A3
    6.226%, 03/15/26                                           150          155


-------------------------------------------------------------------------------
                         SEI Index Funds / Quarterly Report / December 31, 2005

Schedule of Investments (Unaudited)


Bond Index Fund
December 31, 2005


-------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                  ($ Thousands)/Shares ($ Thousands)
-------------------------------------------------------------------------------
 Wachovia Bank Commercial
  Mortgage Trust, Ser 2005-C20,
    Cl A7
    5.118%, 07/15/42                                       $   110      $   110
                                                                        -------
                                                                          2,023
                                                                        -------
Total Asset-Backed Securities
  (Cost $2,610) ($ Thousands)                                             2,600
                                                                        -------

YANKEE BONDS -- 2.4
  AXA
    8.600%, 12/15/30                                            25           33
  Government of Canada
    5.250%, 11/05/08                                           135          138
  Hellenic Republic of Greece
    6.950%, 03/04/08                                           165          172
  Hydro-Quebec
    8.050%, 07/07/24                                            20           27
  International Bank for
    Reconstruction & Development
    8.250%, 09/01/16                                           125          159
  Province of Nova Scotia
    5.750%, 02/27/12                                           100          105
  Province of Quebec
    7.500%, 09/15/29                                            30           40
  Republic of Italy
    4.375%, 06/15/13                                           100           98
    3.250%, 05/15/09                                            80           76
  Telecom Italia Capital
    6.375%, 11/15/33                                            15           15
  United Mexican States
    8.375%, 01/14/11                                           100          114
    8.125%, 12/30/19                                            75           92
    7.500%, 01/14/12                                            95          106
                                                                        -------
Total Yankee Bonds
  (Cost $1,154) ($ Thousands)                                             1,175
                                                                        -------

CASH EQUIVALENT -- 1.0
  SEI Daily Income Trust, Prime
  Obligation Fund, Cl A, 4.200% (B)                        470,714          471
                                                                        -------
Total Cash Equivalent
  (Cost $471) ($ Thousands)                                                 471
                                                                        -------

MUNICIPAL BOND -- 0.2
  Illinois State, GO
    5.100%, 06/01/33                                           120          118
                                                                        -------
Total Municipal Bond
  (Cost $110) ($ Thousands)                                                 118
                                                                        -------

Total Investments -- 98.3%
  (Cost $47,436)(1) ($ Thousands)                                       $47,583
                                                                        =======

Percentages are based on Net Assets of $48,389 ($ Thousands)
+ Real Estate Investment Trust
(A) Zero coupon security. The rate reported on the Statement of Net Assets is the effective yield at time of purchase.
(B) Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI Money Market Funds, provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets. Rate shown is the 7-day effective yield as of December 31, 2005. Cl -- Class
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
GO -- General Obligation
LLC -- Limited Liability Company
LP -- Limited Partnership
MTN -- Medium Term Note
NA -- National Association
NY -- New York
PLC -- Public Limited Company
Ser -- Series
TBA -- To Be Announced
TVA -- Tennessee Valley Authority

1 At December 31, 2005, the tax basis cost of the Fund's investments was $47,436 ($ Thousands), and the unrealized appreciation and depreciation were $710 ($ Thousands) and $(563) ($ Thousands), respectively.


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


-------------------------------------------------------------------------------
                         SEI Index Funds / Quarterly Report / December 31, 2005

ITEM 2.   CONTROLS AND PROCEDURES


(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


-------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Index Funds


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             --------------------
                                             Robert A. Nesher
                                             President & CEO

Date February 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             --------------------
                                             Robert A. Nesher
                                             President & CEO

Date February 21, 2006

By (Signature and Title)*                    /s/ Stephen F. Panner
                                             ---------------------
                                             Stephen F. Panner
                                             CFO

Date February 21, 2006

* Print the name and title of each signing officer under his or her signature.